Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 220,824	$ 333,357
Accounts receivable, net of allowances of $171,444 and $311,610, respectively, and unbilled revenue of $7,845 and $99,916, respectively	830,261	670,388
Prepaid expenses and other current assets	212,660	117,030
Current assets of discontinued operations		1,623,936
Total current assets	1,263,745	2,744,711
Property and equipment, net of accumulated depreciation of $634,739 and $477,763, respectively	785,238	1,026,293
Goodwill	605,584	3,162,499
Intangible assets, net of accumulated amortization of $1,481,907 and $2,350,059, respectively	2,957,839	3,620,256
Operating lease right-of-use assets	174,365	277,995
Total assets	5,786,771	10,831,754
Current liabilities:
Accounts payable and accrued liabilities	4,272,058	5,189,996
Contract liabilities	25,144	162,614
Current portion of convertible debentures, net of debt discount of $58,459 and $614,556, respectively	838,192	326,005
Factor financing		1,361,656
Warrant liabilities	80,520	833,615
Operating lease liabilities, current portion	110,856	89,318
Current liabilities of discontinued operations	505,782	1,447,491
Total current liabilities	7,488,711	12,660,530
Loans payable, net of current portion	78,125
Convertible debentures, net of current portion, net of debt discount of $0 and $464,839, respectively		685,161
Operating lease liabilities, net of current portion	69,094	190,989
Total liabilities	7,635,930	13,581,383
Commitments and contingencies (Note 15)
Series B preferred stock; $3,500 stated value; 1,000 shares authorized; 1,000 issued and outstanding as of December 31, 2024 and 2023
Total mezzanine equity
Stockholders’ deficit:
Common stock; $0.00001 par value; 1,000,000,000 shares authorized; 970,319 and 959,508 issued and outstanding as of December 31, 2024 and 2023, respectively	10	10
Additional paid-in capital	32,466,050	31,180,754
Accumulated deficit	(46,930,296)	(46,545,470)
Total stockholders’ equity (deficit)	(1,849,159)	(2,749,629)
Total liabilities and stockholders’ equity (deficit)	5,786,771	10,831,754
Related Party
Current liabilities:
Current portion of loans payable to related parties, net of debt discount of $0 and $10,968, respectively	358,557	254,032
Loans payable to related parties, net of current portion, net of debt discount of $0 and $25,297, respectively		44,703
Nonrelated Party
Current liabilities:
Current portion of loans payable, net of debt discount of $46,969 and $96,552, respectively	1,297,602	2,995,803
Loans payable, net of current portion	78,125
Convertible Debt
Current liabilities:
Current portion of convertible debentures, net of debt discount of $58,459 and $614,556, respectively	838,192	326,005
Convertible debentures, net of current portion, net of debt discount of $0 and $464,839, respectively		685,161
Series D Preferred Stock
Stockholders’ deficit:
Preferred stock value	7,745,643	7,745,643
Series E Preferred Stock
Stockholders’ deficit:
Preferred stock value	$ 4,869,434	$ 4,869,434